Loans (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 251,048	€ 76,314
Current maturities	22,815	142,581
Long-term loans	273,863	218,895
Second year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	13,811	7,402
Third year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	15,952	7,849
Fourth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	14,759	7,623
Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	16,026	6,524
Sixth year and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 190,500	€ 46,916